UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES M FUND

FORM N-Q

JULY 31, 2016

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 53.2%
U.S. Government Agencies - 0.6%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$7,960,000	$7,658,945

U.S. Government Obligations - 52.6%
U.S. Treasury Bonds	2.875%	5/15/43	42,960,000	49,357,861
U.S. Treasury Bonds	3.000%	11/15/44	47,460,000	55,772,904
U.S. Treasury Bonds	3.000%	5/15/45	37,830,000	44,459,102
U.S. Treasury Bonds	3.000%	11/15/45	60,170,000	70,837,238
U.S. Treasury Bonds	2.500%	2/15/46	40,000	42,663
U.S. Treasury Bonds	2.500%	5/15/46	120,970,000	129,305,680
U.S. Treasury Notes	0.500%	2/28/17	20,000,000	20,007,200
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	13,351,663
U.S. Treasury Notes	2.125%	6/30/22	10,000,000	10,545,900
U.S. Treasury Notes	2.000%	11/30/22	11,000,000	11,514,338
U.S. Treasury Notes	1.500%	2/28/23	60,000,000	60,924,600
U.S. Treasury Notes	1.375%	6/30/23	50,000,000	50,292,000
U.S. Treasury Notes	1.375%	7/31/23	71,100,000	70,883,429
U.S. Treasury Notes	2.000%	2/15/25	9,000,000	9,429,786
U.S. Treasury Notes	1.625%	5/15/26	46,420,000	47,116,300

Total U.S. Government Obligations				643,840,664

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $617,960,107)				651,499,609

ASSET-BACKED SECURITIES - 10.0%
ACAS CLO Ltd., 2014-1A A	2.189%	7/18/26	1,000,000	1,000,026	(a)(b)
Adams Mill CLO Ltd., 2014-1A A2	2.110%	7/15/26	1,000,000	995,955	(a)(b)
AFC Home Equity Loan Trust, 2002-2 2A	1.188%	6/25/30	19,845	16,942	(a)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.838%	11/25/35	606,380	586,477	(a)
Apidos CLO, 2013-16A B	3.488%	1/19/25	700,000	700,066	(a)(b)
Apidos CLO, 2014-18A A1	2.114%	7/22/26	1,000,000	1,000,057	(a)(b)
Apidos CLO, 2015-20A A1	2.229%	1/16/27	2,500,000	2,509,242	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.613%	9/25/33	96,374	85,211	(a)
Argent Securities Inc., 2004-W5 AV3B	1.388%	4/25/34	170,883	158,268	(a)
Argent Securities Inc., 2006-M3 A2C	0.648%	10/25/36	4,992,317	2,249,345	(a)
Arrowpoint CLO Ltd., 2014-2A A1L	2.156%	3/12/26	1,000,000	1,000,019	(a)(b)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	123,188	125,440	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.388%	3/25/37	807,999	705,465	(a)(b)
Carlyle Global Market Strategies, 2013-3A A1A	1.800%	7/15/25	2,500,000	2,475,070	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.480%	10/15/25	250,000	250,230	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.108%	1/25/33	17,302	16,108	(a)
Cent CLO LP, 2013-17A A1	1.937%	1/30/25	1,000,000	996,567	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	1.228%	10/25/32	400,576	377,152	(a)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,074,062	822,151
Countrywide Asset-Backed Certificates, 2004-5 2A	0.988%	10/25/34	3,257,211	3,122,374	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.818%	7/25/36	81,912	67,052	(a)(b)
Countrywide Asset-Backed Certificates, 2007-04 A4W	5.248%	4/25/47	13,020,935	12,642,441
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.388%	10/25/47	37,298	33,883	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	635,786	665,828	(b)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.721%	2/15/30	882,170	782,032	(a)
EMC Mortgage Loan Trust, 2004-C A1	1.003%	3/25/31	16,281	16,260	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
EMC Mortgage Loan Trust, 2006-A A1	0.903%	12/25/42	$146,459	$140,993	(a)(b)
Flatiron CLO Ltd., 2013-1A B	3.429%	1/17/26	250,000	249,231	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.238%	2/25/31	8,227	8,177	(a)(b)
Greenpoint Manufactured Housing, 1999-2 A2	3.076%	3/18/29	265,000	232,011	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.798%	6/19/29	350,000	319,979	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.948%	2/20/30	200,000	179,336	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.945%	2/20/32	225,000	201,562	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.947%	3/13/32	675,000	605,501	(a)
GSAMP Trust, 2003-SEA A1	0.888%	2/25/33	66,426	61,759	(a)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.788%	9/25/36	219,060	211,440	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.110%	7/15/26	1,250,000	1,240,844	(a)(b)
Keycorp Student Loan Trust, 2004-A 1A2	0.974%	10/27/42	7,749,115	6,941,810	(a)
Lehman XS Trust, 2006-2N 1A1	0.748%	2/25/46	71,592	51,591	(a)
Magnetite CLO Ltd., 2012-6A CR	3.253%	9/15/23	2,000,000	2,000,578	(a)(b)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	3.263%	12/25/32	262,121	263,118	(a)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.788%	5/25/37	10,014,973	8,486,347	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.578%	12/25/36	39,379	19,711	(a)
OHA Loan Funding Ltd., 2014-1A A1	2.226%	10/20/26	2,000,000	2,000,443	(a)(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	808,734	698,085	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	1,013,466	872,700	(a)
OZLM Ltd., 2014-7A A1B	2.169%	7/17/26	500,000	500,096	(a)(b)
OZLM Ltd., 2014-8A A1A	2.119%	10/17/26	1,500,000	1,496,824	(a)(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.268%	1/25/31	8,300	5,994	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	1.028%	8/25/31	12,623	9,353	(a)
RAAC Series, 2006-RP3 A	0.723%	5/25/36	301,441	276,074	(a)(b)
RAAC Series, 2006-SP1 M1	0.888%	9/25/45	2,160,000	1,812,849	(a)
Renaissance Home Equity Loan Trust, 2003-1 A	1.348%	6/25/33	8,839	8,477	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.368%	8/25/33	444,662	417,573	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.488%	9/25/37	407,803	313,588	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	2.288%	9/25/37	1,785,455	1,405,835	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.388%	11/25/32	3,080	2,701	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.758%	10/25/36	1,470,000	1,298,782	(a)
Residential Asset Securities Corp., 2005-KS12 M1	0.928%	1/25/36	9,805,000	9,433,461	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.988%	10/25/32	4,289	3,967	(a)(b)
Saranac CLO Ltd., 2014-2A B	2.686%	2/20/25	250,000	243,312	(a)(b)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.628%	5/25/36	19,674	11,427	(a)
SLM Student Loan Trust, 2003-11 A6	1.403%	12/15/25	8,955,000	8,635,156	(a)(b)
SLM Student Loan Trust, 2005-04 A3	0.835%	1/25/27	7,455,162	7,158,016	(a)
SLM Student Loan Trust, 2008-5 A4	2.415%	7/25/23	7,152,952	7,167,402	(a)
Small Business Administration, 2016-10A 1	2.507%	3/10/26	6,940,000	7,219,690
Southern Pacific Secured Assets Corp., 1998-2 A1	0.828%	7/25/29	919	879	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	821,584	814,570
Structured Asset Securities Corp., 2004-SC1	8.278%	12/25/29	20,985	23,048	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	1.148%	2/25/35	566,517	556,422	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.628%	5/25/47	65,709	64,069	(a)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.918%	3/25/37	223,278	219,839	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	72,229	73,681
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	8,790,029	9,374,448
Venture CDO Ltd., 2013-15A B1	2.730%	7/15/25	800,000	800,241	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.180%	4/15/26	3,130,000	3,130,468	(a)(b)
Washington Mill CLO Ltd., 2014-1A A1	2.196%	4/20/26	2,000,000	1,984,850	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $121,862,931)				122,647,969

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1%
Adjustable Rate Mortgage Trust, 2005-10 1A21	3.064%	1/25/36	$15,925	$13,801	(a)
American Home Mortgage Assets Trust, 2006-2 2A1	0.678%	9/25/46	60,947	42,357	(a)
American Home Mortgage Investment Trust, 2005-1 1A3	1.073%	6/25/45	3,105,467	2,653,248	(a)
Banc of America Funding Corp., 2004-B 3A2	3.009%	12/20/34	14,611	7,595	(a)
Banc of America Funding Corp., 2005-E 8A1	2.121%	6/20/35	51,714	33,109	(a)
BCAP LLC Trust, 2006-AA1 A1	0.678%	10/25/36	809,897	635,402	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.488%	9/25/34	118,322	117,410	(a)
Bear Stearns ARM Trust, 2004-10 31A1	2.996%	1/25/35	30,715	30,252	(a)
Chevy Chase Mortgage Funding Corp., 2003-4A A1	0.828%	10/25/34	7,569,973	6,960,086	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.768%	1/25/35	7,500,954	6,767,136	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	4,164,536
Colony Mortgage Capital Ltd., 2014-FL2 B	2.923%	11/10/31	5,730,000	5,685,472	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	42,092
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	360,000	405,217
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	182,986	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.084%	10/10/46	80,000	89,028	(a)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	140,671	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,855,608
Commercial Mortgage Pass-Through Certificates, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,801,491
Commercial Mortgage Pass-Through Certificates, 2014-UBS3 XA, IO	1.336%	6/10/47	7,637,831	528,981	(a)
Commercial Mortgage Pass-Through Certificates, 2014-UBS6 AM	4.048%	12/10/47	3,016,000	3,327,939
Connecticut Avenue Securities, 2014-C03 1M1	1.688%	7/25/24	2,164,317	2,170,172	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.765%	7/20/35	871,586	666,318	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	770,952	667,691
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.618%	3/25/47	90,688	65,480	(a)
Countrywide Home Loans, 2004-R1 1AF	0.888%	11/25/34	396,429	332,001	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.908%	7/25/36	527,772	479,520	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.053%	5/25/35	69,097	55,544	(a)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.603%	1/15/49	244,000	247,856	(a)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.431%	9/15/38	2,410,000	2,402,622	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.831%	9/15/38	1,840,000	1,801,317	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,490,000	3,827,581	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 D	3.585%	11/15/48	5,000,000	4,162,081	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.585%	11/15/48	7,026,000	4,948,356	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.469%	10/15/41	969,355	158,133	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	$2,125,393	$204,049
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	58,345	66,510
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.008%	2/15/38	20,137,357	1,335,701	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.621%	7/25/21	2,224,140	147,442	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K049 X1, IO	0.614%	7/25/25	97,938,120	4,343,262	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K050 X1, IO	0.333%	8/25/25	172,978,541	4,533,802	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.362%	11/25/19	41,007,993	1,424,191	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.544%	8/25/22	83,868,653	2,308,023	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.330%	6/25/21	7,658,269	384,872	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.042%	1/25/41	345,308	66,459	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	528,694	624,483
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	28,988	32,386
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	45,687	41,382
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.112%	7/25/42	204,996	38,520	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,466,413	137,258
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	895,692	88,799
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.662%	12/25/42	1,284,828	264,659	(a)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	254,663	287,269
Federal National Mortgage Association (FNMA), 2013-010 JS, IO	5.662%	2/25/43	842,196	159,520	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.662%	2/25/43	696,405	156,873	(a)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	938,764	70,996
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	3,150,327	350,507
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	3,491,720	347,144
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.932%	8/25/44	9,103,586	647,331	(a)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	1.636%	1/25/17	1,126,763	1,510	(a)
Federal National Mortgage Association (FNMA), 2016 M2 X3, IO	1.962%	4/25/36	51,909,895	4,440,271	(a)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	44,225	8,574
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	25,479	3,922

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	$13,271	$1,982	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	14,275	2,159	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	21,585	3,368
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	32,963	5,792
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	124,889	20,888
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	457,089	42,645
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	266,218	36,991
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	22,617,204	206,936	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.488%	12/25/45	39,885	40,160	(a)(b)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB6 A10	3.220%	8/25/35	8,308,109	8,643,756	(a)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB7 A10	2.950%	9/25/35	7,728,796	8,032,538	(a)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	3.371%	4/19/36	1,305,662	1,126,494	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.014%	3/20/39	45,522	3,181	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.164%	1/20/40	93,424	10,448	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	341,661	30,911
Government National Mortgage Association (GNMA), 2011-H01 AF	0.920%	11/20/60	1,015,668	1,008,547	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.970%	4/20/61	1,575,150	1,567,396	(a)
Government National Mortgage Association (GNMA), 2012-043 SN, IO	6.118%	4/16/42	5,471,562	1,258,064	(a)
Government National Mortgage Association (GNMA), 2014-073 IO, IO	0.806%	4/16/56	44,914,080	2,402,769	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.691%	1/16/55	120,015,684	4,601,791	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.784%	5/16/55	58,754,114	3,455,089	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	2,470,416	311,146
Government National Mortgage Association (GNMA), 2015-036 MI, IO	5.500%	3/20/45	2,657,692	491,763
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	736,392	153,089
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B	0.848%	7/25/35	14,259,250	12,013,002	(a)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	584,719	(a)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,325,713
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.838%	1/25/35	1,615,366	1,348,482	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.838%	3/25/35	835,877	711,457	(a)(b)
GSR Mortgage Loan Trust, 2004-14 3A2	3.145%	12/25/34	31,200	30,087	(a)
HarborView Mortgage Loan Trust, 2006-02	3.087%	2/25/36	89,982	74,302	(a)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.703%	7/19/47	73,414	60,213	(a)
Homebanc Mortgage Trust, 2004-2 A1	1.228%	12/25/34	7,076,908	6,681,257	(a)
IMPAC CMB Trust, 2004-07 1A1	1.228%	11/25/34	13,964,503	13,553,733	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.788%	7/25/35	$44,786	$38,768	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.046%	11/15/45	340,000	379,997	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.031%	1/15/47	39,369,107	1,976,585	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 XA, IO	1.077%	11/15/47	68,235,215	3,778,682	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	2,220,000	2,482,769
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.572%	7/15/47	1,130,000	1,199,687	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.761%	11/15/31	5,550,000	5,473,598	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	921,299	769,752
JPMorgan Mortgage Trust, 2015-5 A9	2.897%	5/25/45	6,476,037	6,448,523	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 1A2	0.663%	7/27/36	7,421,783	4,881,831	(a)(b)
La Hipotecaria SA, 2007-1GA A	6.500%	12/23/36	217,127	212,784	(a)(b)(c)(d)
MASTR ARM Trust, 2004-4 3A1	2.657%	5/25/34	72,960	71,950	(a)
MASTR ARM Trust, 2005-7 3A1	2.693%	9/25/35	105,940	77,370	(a)
MASTR ARM Trust, 2007-R5 A1	2.874%	11/25/35	968,665	738,451	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.019%	3/25/36	992,507	731,214	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.947%	1/25/29	106,081	3,479	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.728%	8/15/45	1,476,518	89,480	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	65,514
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.083%	7/15/46	100,000	113,370	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.708%	2/25/47	373,152	162,899	(a)
Prime Mortgage Trust, 2005-2 2A1	6.590%	10/25/32	21,983	23,156	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.866%	5/25/35	9,081	9,075	(a)
Regal Trust IV, 1999-1 A	2.191%	9/29/31	2,549	2,376	(a)(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.693%	9/25/46	1,312,397	968,543	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	56,232	49,036
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,855,103	1,751,296
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.688%	2/25/24	12,830,000	13,059,316	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.888%	8/25/24	899,436	907,471	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.988%	8/25/24	560,000	569,546	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2	2.688%	9/25/24	12,500,000	12,694,277	(a)
Structured ARM Loan Trust, 2004-2 4A1	2.908%	3/25/34	403,166	405,262	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.605%	3/25/46	528,024	444,799	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.718%	2/25/36	166,537	130,297	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.698%	4/25/36	149,038	109,269	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.668%	3/25/33	312,329	310,335	(a)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	8/25/55	18,710,000	18,750,039	(a)(b)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	105,933	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.681%	12/15/43	357,000	345,531	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.643%	10/25/34	539,052	543,270	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1B2	1.468%	11/25/34	$14,954,335	$13,201,813	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	1.288%	1/25/45	207,433	191,821	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	1.128%	7/25/45	171,554	163,202	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.758%	12/25/45	67,278	63,599	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.450%	8/15/50	35,400,000	2,477,554	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	5,707,000	4,268,724
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.510%	6/15/45	464,982	30,980	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,842,348	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $256,574,249)				257,941,243

CORPORATE BONDS & NOTES - 1.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,659,784

FINANCIALS - 1.1%
Banks - 1.1%
Bank of Montreal, Senior Secured Bonds	1.750%	6/15/21	12,200,000	12,284,461	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/29/16	1,620,000	1,622,025	(a)(e)

TOTAL FINANCIALS				13,906,486

MATERIALS - 0.2%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,995,464	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $17,235,575)				17,561,734

MORTGAGE-BACKED SECURITIES - 11.3%
FHLMC - 0.9%
Federal Home Loan Mortgage Corp. (FHLMC)	2.722%	2/1/32	3,709	3,872	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.057%	5/1/37	118,118	125,228	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	522,435	588,965
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	411,210	471,741
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	61,229	72,092
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	190,628	221,357
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/46	2,076,698	2,204,639
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-7/1/43	2,129,050	2,307,346
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/11/46	4,800,000	5,066,156	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.907%	3/1/33	117,576	124,493	(a)

Total FHLMC				11,185,889

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 8.1%
Federal National Mortgage Association (FNMA)	2.500%	8/16/31	$2,700,000	$2,796,715	(f)
Federal National Mortgage Association (FNMA)	3.000%	8/16/31	2,700,000	2,833,102	(f)
Federal National Mortgage Association (FNMA)	3.500%	8/16/31-9/14/46	17,500,000	18,487,850	(f)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	811,360	890,189
Federal National Mortgage Association (FNMA)	2.349%	1/1/33	34,580	35,744	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	387,255	440,346
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	4,685,228	5,208,222
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	62,675	70,736
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	1,004,485	1,163,014
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	83,590	96,572
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-8/1/43	13,505,271	14,646,865
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-1/1/46	8,449,935	8,937,832
Federal National Mortgage Association (FNMA)	5.000%	8/11/46	3,800,000	4,206,719	(f)
Federal National Mortgage Association (FNMA)	4.000%	9/14/46	36,500,000	39,094,931	(f)

Total FNMA				98,908,837

GNMA - 2.3%
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	2,895,801	3,335,589
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	5,205,325	5,658,285
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	72,021	80,206
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	5,149,039	5,609,390
Government National Mortgage Association (GNMA) II	3.500%	8/18/46	12,400,000	13,179,844	(f)

Total GNMA				27,863,314

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $137,131,804)				137,958,040

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.8%
U.S. Government Obligations - 2.8%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,698,300	3,665,509
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,264,275	2,356,157
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,344,091	8,724,732
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	12,388,147	13,907,714
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,763,458	5,971,069
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	101,091	106,891

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $31,056,426)				34,732,072

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.4%
U.S. Treasury 2-Year Notes Futures, Put @ $108.25		8/26/16	800	$800
U.S. Treasury 5-Year Notes Futures, Call @ $121.50		8/26/16	171	120,234
U.S. Treasury 5-Year Notes Futures, Call @ $121.75		8/26/16	366	194,438
U.S. Treasury 5-Year Notes Futures, Put @ $115.75		8/26/16	900	900
U.S. Treasury 5-Year Notes Futures, Put @ $116.75		8/26/16	500	500
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		8/26/16	322	432,688
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		8/26/16	516	507,937
U.S. Treasury 10-Year Notes Futures, Call @ $141.50		8/26/16	200	200
U.S. Treasury 10-Year Notes Futures, Call @ $144.50		8/26/16	400	400
U.S. Treasury 10-Year Notes Futures, Call @ $145.00		8/26/16	1,000	1,000
U.S. Treasury 10-Year Notes Futures, Call @ $146.50		8/26/16	1,000	1,000
U.S. Treasury Long-Term Bonds Futures, Call @ $171.00		8/26/16	115	479,766
U.S. Treasury Long-Term Bonds Futures, Call @ $172.00		8/26/16	211	725,312
U.S. Treasury Long-Term Bonds Futures, Call @ $173.00		8/26/16	393	1,086,891
U.S. Treasury Long-Term Bonds Futures, Call @ $174.00		8/26/16	217	474,687
U.S. Treasury Long-Term Bonds Futures, Put @ $174.00		8/26/16	61	106,750

TOTAL PURCHASED OPTIONS (Cost - $2,934,584)				4,133,503

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,184,755,676)				1,226,474,170

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $62,429,262)	0.250%		62,429,262	62,429,262

TOTAL INVESTMENTS - 105.3% (Cost - $1,247,184,938#)				1,288,903,432
Liabilities in Excess of Other Assets - (5.3)%				(64,687,031)

TOTAL NET ASSETS - 100.0%				$1,224,216,401

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2016, the Fund held TBA securities with a total cost of $85,509,562.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury Week One 5-Year Notes Futures, Call	8/5/16	$122.25	6	$797
U.S. Treasury 5-Year Notes Futures, Call	8/26/16	122.00	105	40,195
U.S. Treasury 5-Year Notes Futures, Call	8/26/16	122.25	342	90,844
U.S. Treasury Week One 5-Year Notes Futures, Put	8/5/16	120.75	6	94
U.S. Treasury 5-Year Notes Futures, Put	8/26/16	121.00	460	39,531
U.S. Treasury 5-Year Notes Futures, Put	8/26/16	121.50	235	44,063
U.S. Treasury 5-Year Notes Futures, Put	9/23/16	121.00	288	65,250
U.S. Treasury Week One 10-Year Notes Futures, Call	8/5/16	132.50	85	63,750
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	134.50	121	22,687
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	134.00	121	35,922
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	135.00	352	38,500
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	133.50	143	67,031
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	133.00	185	130,078
U.S. Treasury 10-Year Notes Futures, Call	9/23/16	133.00	426	246,281
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	131.50	263	49,313
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	131.00	691	86,375
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	132.00	387	114,891
U.S. Treasury 10-Year Notes Futures, Put	9/23/16	131.00	448	245,000
U.S. Treasury Week One Long-Term Bonds Futures, Call	8/5/16	175.00	6	4,687
U.S. Treasury Week One Long-Term Bonds Futures, Call	8/5/16	172.00	56	151,375
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	178.00	60	39,375
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	177.00	199	183,453
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	176.00	362	452,500
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	175.00	362	605,219
U.S. Treasury Long-Term Bonds Futures, Call	9/23/16	179.00	57	43,662
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	162.00	152	7,125
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	168.00	93	26,156
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	170.00	123	65,344
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	172.00	121	121,000

TOTAL WRITTEN OPTIONS (Premiums received - $3,953,351)				$3,080,498

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(1) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$651,499,609	—	$651,499,609
Asset-Backed Securities	—	122,148,654	$499,315	122,647,969
Collateralized Mortgage Obligations	—	222,302,126	35,639,117	257,941,243
Corporate Bonds & Notes	—	17,561,734	—	17,561,734
Mortgage-Backed Securities	—	137,958,040	—	137,958,040
U.S. Treasury Inflation Protected Securities	—	34,732,072	—	34,732,072
Purchased Options	$4,133,503	—	—	4,133,503

Total Long-Term Investments	$4,133,503	$1,186,202,235	$36,138,432	$1,226,474,170

Short-Term Investments†	$62,429,262	—	—	$62,429,262

Total Investments	$66,562,765	$1,186,202,235	$36,138,432	$1,288,903,432

Other Financial Instruments:
Futures Contracts	$3,210,025	—	—	$3,210,025
Centrally Cleared Interest Rate Swaps	—	$438,122	—	438,122

Total Other Financial Instruments	$3,210,025	$438,122	—	$3,648,147

Total	$69,772,790	$1,186,640,357	$36,138,432	$1,292,551,579

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$3,080,498	—	—	$3,080,498
Futures Contracts	11,540,430	—	—	11,540,430
Centrally Cleared Interest Rate Swaps	—	$10,080,982	—	10,080,982
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	308,949	—	308,949

Total	$14,620,928	$10,389,931	—	$25,010,859

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of October 31, 2015	$522,000	$12,847,133	$13,369,133
Accrued premiums/discounts	7,581	31,170	38,751
Realized gain (loss)	6,770	193	6,963
Change in unrealized appreciation (depreciation)[1]	12,964	664,348	677,312
Purchases	—	26,485,576	26,485,576
Sales	(50,000)	(120,578)	(170,578)
Transfers into Level 3	—	—	—
Transfers out of Level 3[2]	—	(4,268,725)	(4,268,725)

Balance as of July 31, 2016	$499,315	$35,639,117	$36,138,432

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$12,964	$706,939	$719,903

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,057,605
Gross unrealized depreciation	(7,339,111)

Net unrealized appreciation	$41,718,494

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,676	9/16	$416,072,447	$415,689,900	$(382,547)
90-Day Eurodollar	1,076	3/17	266,233,685	266,686,600	452,915
90-Day Eurodollar	362	6/17	89,387,989	89,694,550	306,561
90-Day Eurodollar	1,282	12/18	315,858,492	317,038,600	1,180,108
U.S. Treasury 2-Year Notes	1,500	9/16	328,043,938	328,500,000	456,062
U.S. Treasury 5-Year Notes	1,126	9/16	137,083,785	137,389,594	305,809

					2,318,908

Contracts to Sell:
90-Day Eurodollar	1,410	12/16	349,612,568	349,556,625	55,943
90-Day Eurodollar	93	3/18	23,045,097	23,022,150	22,947
U.S. Treasury 10-Year Notes	1,985	9/16	263,561,486	264,098,047	(536,561)
U.S. Treasury 10-Year Notes	12	12/16	1,583,774	1,585,313	(1,539)
U.S. Treasury Ultra 10-Year Notes	714	9/16	104,491,586	104,389,031	102,555
U.S. Treasury Long-Term Bonds	2,159	9/16	365,990,780	376,610,563	(10,619,783)
U.S. Treasury Ultra Long-Term Bonds	481	9/16	91,972,656	91,645,531	327,125

					(10,649,313)

Net unrealized depreciation on open futures contracts					$(8,330,405)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$72,020,000	6/13/21	3-Month LIBOR-quarterly	1.185% semi-annually	—	$438,122
Chicago Mercantile Exchange	120,400,000	8/31/22	1.897% semi- annually	3-Month LIBOR- quarterly	—	(5,456,694)
Chicago Mercantile Exchange	69,068,000	11/30/22	1.900% semi- annually	3-Month LIBOR- quarterly	—	(3,178,475)
Chicago Mercantile Exchange	71,840,000	6/13/26	1.580% semi- annually	3-Month LIBOR- quarterly	$10,043	(1,445,813)

Total	$333,328,000				$10,043	$(9,642,860)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$1,285,000	12/20/20	2.642%	1.000% quarterly	$(87,214)	$(185,849)	$98,635
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	3,267,000	12/20/20	2.642%	1.000% quarterly	(221,735)	(469,665)	247,930

Total	$4,552,000				$(308,949)	$(655,514)	$346,565

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016